Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 210,102	£ 190,061
Financial assets at fair value through the income statement	213,100	186,857
Derivative financial assets	303,602	252,459
Financial assets at fair value through other comprehensive income	83,012	74,394
Trading portfolio liabilities	(78,405)	(57,737)
Financial liabilities designated at fair value	(321,925)	(294,108)
Derivative financial instruments	(291,785)	(240,808)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,778	10,347
Financial assets at fair value through the income statement	5,025	8,577
Derivative financial assets	1,976	1,712
Financial assets at fair value through other comprehensive income	2,441	3,099
Investment property	42	43
Total assets	18,262	23,778
Trading portfolio liabilities	(79)	(87)
Financial liabilities designated at fair value	(2,498)	(4,874)
Derivative financial instruments	(2,855)	(3,065)
Total liabilities	(5,432)	(8,026)
Significant unobservable inputs (Level 3) | Loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,156	5,667
Financial assets at fair value through the income statement	2,979	5,990
Financial assets at fair value through other comprehensive income	2,192	2,235
Total assets	8,327	13,892
Significant unobservable inputs (Level 3) | Corporate debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,873	1,849
Financial assets at fair value through the income statement	465	905
Financial assets at fair value through other comprehensive income	227	25
Total assets	2,565	2,779
Trading portfolio liabilities	(46)	(36)
Total liabilities	(46)	(36)
Significant unobservable inputs (Level 3) | Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,670	874
Financial assets at fair value through the income statement	271	188
Financial assets at fair value through other comprehensive income	11	756
Total assets	1,952	1,818
Significant unobservable inputs (Level 3) | Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,342	1,513
Financial assets at fair value through the income statement	33	33
Financial assets at fair value through other comprehensive income	7	79
Total assets	1,382	1,625
Trading portfolio liabilities	(4)	(34)
Total liabilities	(4)	(34)
Significant unobservable inputs (Level 3) | Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	1,183	1,260
Financial assets at fair value through other comprehensive income	4	4
Total assets	1,187	1,264
Financial liabilities designated at fair value	(20)	(20)
Total liabilities	(20)	(20)
Significant unobservable inputs (Level 3) | Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(2,397)	(3,760)
Total liabilities	(2,397)	(3,760)
Significant unobservable inputs (Level 3) | Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement		97
Total assets		97
Financial liabilities designated at fair value		(887)
Total liabilities		(887)
Significant unobservable inputs (Level 3) | Other products
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	737	444
Financial assets at fair value through the income statement	94	104
Derivative financial assets	745	431
Investment property	42	43
Total assets	1,618	1,022
Trading portfolio liabilities	(29)	(17)
Financial liabilities designated at fair value	(81)	(207)
Derivative financial instruments	(995)	(851)
Total liabilities	(1,105)	(1,075)
Significant unobservable inputs (Level 3) | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	942	759
Total assets	942	759
Derivative financial instruments	(1,436)	(612)
Total liabilities	(1,436)	(612)
Significant unobservable inputs (Level 3) | Equity risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	289	522
Total assets	289	522
Derivative financial instruments	(424)	(1,602)
Total liabilities	£ (424)	£ (1,602)